Derivative Instruments (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net realized gains (losses) on foreign currency forward contracts	$ (10)	$ 178	$ 101	$ 53
Net change in unrealized appreciation (depreciation) on foreign currency forward contracts	5	25	(73)	279
Net realized and unrealized gains (losses) on foreign currency forward contracts	$ (5)	$ 203	$ 28	$ 332